Shareholders equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Shareholders equity
Schedule Of Common Share Issued
Number of common shares
Balance December 31, 2021	97,065,092
(i) Shares issued to settle contingent consideration	305,325
(ii) Shares issued to settle contingent consideration	264,614

Shares issued for Marketing Arrangement (Note 16)	4,926,165
Shares issued for vested RSUs and PSUs (Note 19)	590,707
Shares issued for acquisition of Calma (Note 10)	1,762,425
Balance, September 30, 2022	104,914,328

Number of common shares
Balance, December 31, 2020	-

(i) Conversion of Class B shares	14,655,547
(ii) Shares issued in a private placement	6,313,500
(iii) Conversion of Class A restricted voting shares	31,407,336
(iv) Shares issued to extinguish liabilities in the Qualifying Transaction	336,856
(v) Shares issued for the Qualifying Transaction	42,891,175
(vi) Contingent shares issued in the Qualifying Transaction	25,000
(vii) Share repurchases under repurchase agreements	(1,725,000)
(viii) Share repurchases under normal course issuer bids	(157,600)
(ix) Shares issued for contingent consideration	24,584
(x) Shares issued for acquisition of Calma	458,898
Shares issued for Marketing Service Agreement (Note 19)	2,376,425
Shares issued for vested RSUs (Note 20)	455,058
Shares issued for options exercised (Note 20)	3,313
Balance, December 31, 2021	97,065,092
Number of Class B shares

Balance, December 31, 2020	15,218,750

Conversion of Class B shares	(14,655,547)
Founders’ shares forfeited	(563,203)
Balance, December 31, 2021	-